Shareholders' Equity - Additional Information (Details) € / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) vote € / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Mar. 03, 2021 EUR (€) € / shares	Mar. 03, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Mar. 03, 2020 EUR (€) € / shares	Mar. 03, 2020 USD ($)	Dec. 31, 2017 shares
Class of Stock [Line Items]
Authorized share capital amount | €	€ 40
Common stock, shares authorized (in shares)	2,000,000,000					2,000,000,000
Special voting shares, shares authorized (in shares)	2,000,000,000					2,000,000,000
Special voting shares (in eur per share) | € / shares	€ 0.01
Common and special voting shares	€ 18					$ 25
Common shares, shares issued (in shares)	1,364,400,196					1,364,400,196
Common shares outstanding (in shares)	1,353,910,471	1,350,132,117				1,353,910,471
Treasury stock (in shares)	10,489,725					10,489,725
Special voting shares issued (in shares)	396,474,276					396,474,276
Special voting shares outstanding (in shares)	371,328,154	387,951,166				371,328,154
Retirement of special voting shares (in shares)	16,623,012	774,458	181,066
Capital increase (in shares)	3,778,354	2,568,751	2,741,322
Number of votes eligible for each common share (in votes) | vote	2
Common shares, registered	three years
Period in force	18 months
Stock repurchase program percentage of shares authorized to be repurchased	10.00%					10.00%
Treasury stock, value | $						$ 106
Dividend declared (in eur per share) | € / shares							€ 0.18
Dividend declared amount							€ 243	$ 267
Special Voting Shares
Class of Stock [Line Items]
Treasury stock (in shares)	25,146,122					25,146,122
Special voting shares outstanding (in shares)	371,328,154	387,951,166	388,725,624			371,328,154			388,906,690
Retirement of special voting shares (in shares)	16,623,012	774,458	181,066
Subsequent Event
Class of Stock [Line Items]
Dividend declared (in eur per share) | € / shares				€ 0.11
Dividend declared amount				€ 150	$ 180